Other liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Other Liabilities [Abstract]
Schedule of other liabilities
	2022	2021
Accounts payable for acquisition of Serra Grande Farm (a)	8,159	14,632
Variable consideration for acquisition of Agrifirma (b)	33,089	37,796
	41,248	52,428

Current	28,846	45,133
Non-current	12,402	7,295

Schedule of the breakdown of the consideration
	2022	2021
Restricted shares	12,149	20,510
Warrants	16,727	16,506
Subscription warrant dividends	4,213	780

Total	33,089	37,796